Financial risk management and fair values - Interest Rate Risk - Sensitivity analysis (Details) - Interest rate risk - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%	1.00%
Increase in current year losses due to reasonably possible increase in designated risk component	¥ (42,401,000)	¥ (37,397,000)
Decrease in current year losses due to reasonably possible increase in designated risk component	42,401,000	37,397,000
Increase in current year losses due to reasonably possible decrease in designated risk component	(42,401,000)	(37,397,000)
Decrease in current year losses due to reasonably possible decrease in designated risk component	42,401,000	37,397,000
Increase in accumulated losses due to reasonably possible increase in designated risk component		(37,397,000)
Decrease in accumulated losses due to reasonably possible increase in designated risk component		37,397,000
Increase in accumulated losses due to reasonably possible decrease in designated risk component	(42,401,000)	(37,397,000)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component	¥ 42,401,000	¥ 37,397,000